OTHER NON-CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2015
OTHER NON-CURRENT ASSETS, NET [Abstract]
OTHER NON-CURRENT ASSETS, NET

11. OTHER NON-CURRENT ASSETS, NET

Other non-current assets consisted of the following:

	As of December 31
	2014	2015
	RMB	RMB

Prepaid long-term lease (Note i)	114,537	-
Others	6,460	5,097
Other non-current assets, net	120,997	5,097

Note (i)
As of December 31, 2014, the balance included prepaid long-term lease of land portion of Ambow Beijing Campus with original amount of RMB 128,717. The lease of building portion of Ambow Beijing Campus was classified as property and accounted for as a capital lease. The lease of Ambow Beijing Campus, with lease period 25 years, started in 2012.

For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 109,210 regarding the prepaid long-term lease of Ambow Beijing Campus as it was not available for use.

For the years ended December 31, 2013, 2014 and 2015, amortization expenses of continuing operations was RMB 5,388, RMB 5,327 and RMB 5,327, while the impairment loss was RMB 1,180, nil and RMB 109,210, respectively.